Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,395,088	$ 2,303,957	$ 5,662,895	$ 2,438,382
Impairment charge	0		40,569,772	8,632,773
Goodwill	$ 0		$ (0)	$ 68,885,853	$ 14,984,768